Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	May 17, 2018
Multi-Manager International Equity Strategies Fund Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,784	$ 12,457	$ 10,124	$ 13,262	$ 10,353	$ 9,135	$ 9,670	$ 10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 14,089	$ 11,800	$ 10,006	$ 12,477	$ 9,893	$ 9,321	$ 9,635	$ 10,000